Shares Issuable upon Exercise of Warrants (Detail) (USD $)	1 Months Ended						3 Months Ended		4 Months Ended	12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	May 15, 2012	Apr. 30, 2012	Mar. 12, 2012	Jan. 31, 2012	Apr. 30, 2012	Mar. 31, 2012	Apr. 30, 2012	Dec. 31, 2012
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares potentially issuable, Issued in fulfillment of subscriptions										4,000,000
Number of shares potentially issuable, Issued to consultant	1,000,000	2,200,000	1,550,000	400,000	800,000	650,000	400,000	400,000	400,000
Number of shares potentially issuable, Exercised
Number of shares potentially issuable, ending balance										4,133,335
Weighted average exercise price, Issued in fulfillment of subscriptions										$ 0.50
Weighted average exercise price, Issued to consultant	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50	$ 0.50
Weighted average exercise price, Exercised
Weighted average exercise price, ending balance										$ 0.50
Consultant Warrants
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of shares potentially issuable, Issued to consultant	133,335									133,335
Weighted average exercise price, Issued to consultant	$ 0.50